5. DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 5. DERIVATIVE LIABILITIES

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock.  Under the authoritative guidance, effective January 1, 2009, instruments which did not have fixed settlement provisions were deemed to be derivative instruments.  The convertible notes and warrants issued related prior to 2012 did not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future.  The conversion feature and warrants have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.  The value of these derivatives was determined to be $7,737,793 as of December 31, 2011.  During the period through September 30, 2012, the Company issued additional convertible notes and warrants that did not have fixed settlement provisions for which the Company determined the value of the derivative liabilities increased by $897,354 to $8,635,147. The Company used a probability weighted average Black-Scholes-Merton model to value these derivative instruments.

The Company used the assistance of a valuation specialist to determine the fair value of its derivative liability at December 31, 2012.  As a result of the Company’s inability to pay its debt obligations, the default status of its convertible promissory notes and lack of available working capital at December 31, 2012, for valuation purposes, the Company, with the assistance of the independent valuation expert, determined that the effect of the default and insolvent financial condition, as such, was that the outstanding conversion features and warrants accounted for as derivative upon their issuance had no more value at December 31, 2012. For the year ended December 31, 2012, the Company recorded a gain due to the decrease in fair value of the derivative liabilities of $8,635,147.

 On May 22, 2013, upon the completed restructuring of the Company’s debt and equity securities (“financial instruments”) (see Note 3), all financial instruments held at that time that were subjected to derivative accounting were converted into shares of the Company’s common stock, thereby eliminating all applicable derivative liabilities.